Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 24, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Entity Central Index Key	0000916076
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,155,496,273
Entity Common Stock, Shares Outstanding		45,496,606

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Earnings [Abstract]
Net Sales	$ 1,550,895	$ 1,496,640	$ 1,859,697
Freight and delivery revenues	231,962	205,963	256,724
Total revenues	1,782,857	1,702,603	2,116,421
Cost of sales	1,228,944	1,158,907	1,389,182
Freight and delivery costs	231,962	205,963	256,724
Total cost of revenues	1,460,906	1,364,870	1,645,906
Gross Profit	321,951	337,733	470,515
Selling, general and administrative expenses	133,230	139,400	151,348
Research and development	153	373	596
Other operating (income) and expense, net	(7,786)	10,383	(4,815)
Earnings from Operations	196,354	187,577	323,386
Interest expense	68,456	73,460	74,299
Other nonoperating expenses and (income), net	202	(1,145)	1,958
Earnings from continuing operations before taxes on income	127,696	115,262	247,129
Taxes on income	29,217	27,375	72,088
Earnings from Continuing Operations	98,479	87,887	175,041
Gain on discontinued operations, net of related tax expense of $126, $192 and $5,449, respectively	185	277	4,709
Consolidated net earnings	98,664	88,164	179,750
Less: Net earnings attributable to noncontrolling interests	1,652	2,705	3,494
Net Earnings Attributable to Martin Marietta Materials, Inc.	97,012	85,459	176,256
Net Earnings Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	96,827	85,182	171,547
Discontinued operations	185	277	4,709
Net Earnings Attributable to Martin Marietta Materials, Inc.	$ 97,012	$ 85,459	$ 176,256
Net Earnings Attributable to Martin Marietta Materials, Inc. Per Common Share (See Note A)
Basic from continuing operations available to common shareholders	$ 2.11	$ 1.91	$ 4.09
Discontinued operations available to common shareholders		$ 0.01	$ 0.11
Basic Net Earnings available to common shareholders	$ 2.11	$ 1.92	$ 4.2
Diluted from continuing operations available to common shareholders	$ 2.1	$ 1.9	$ 4.07
Discontinued operations available to common shareholders		$ 0.01	$ 0.11
Diluted Net Earnings available to common shareholders	$ 2.1	$ 1.91	$ 4.18
Weighted-Average Common Shares Outstanding
Basic	45,485	44,000	41,370
Diluted	45,659	44,190	41,617

Consolidated Statements of Earnings (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Earnings [Abstract]
Tax expense on gain on discontinued operations	$ 126	$ 192	$ 5,449

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 70,323	$ 263,591
Accounts receivable, net	183,361	162,815
Inventories, net	331,894	332,569
Current deferred income tax benefits	83,380	60,303
Other current assets	27,253	37,582
Total Current Assets	696,211	856,860
Property, plant and equipment, net	1,687,830	1,692,905
Goodwill	626,527	624,224
Other intangibles, net	17,548	12,469
Other noncurrent assets	46,627	52,825
Total Assets	3,074,743	3,239,283
Current Liabilities:
Bank overdraft	2,123	1,737
Accounts payable	60,333	52,107
Accrued salaries, benefits and payroll taxes	17,506	15,222
Pension and postretirement benefits	6,034	18,823
Accrued insurance and other taxes	23,535	24,274
Current maturities of long-term debt and short-term facilities	248,714	226,119
Other current liabilities	27,248	35,271
Total Current Liabilities	385,493	373,553
Long-term debt	782,045	1,023,492
Pension, postretirement and postemployment benefits	127,671	160,354
Noncurrent deferred income taxes	228,698	195,946
Other noncurrent liabilities	82,577	79,527
Total Liabilities	1,606,484	1,832,872
Equity:
Common stock ( $0.01 par value; 100,000,000 shares authorized; 45,579,000 and 45,399,000 shares outstanding at December 31, 2010 and 2009, respectively)	455	453
Preferred stock ( $0.01 par value; 10,000,000 shares authorized; no shares outstanding)	0	0
Additional paid-in capital	396,485	381,173
Accumulated other comprehensive loss	(53,660)	(75,084)
Retained earnings	1,082,160	1,058,698
Total Shareholders' Equity	1,425,440	1,365,240
Noncontrolling interests	42,819	41,171
Total Equity	1,468,259	1,406,411
Total Liabilities and Equity	$ 3,074,743	$ 3,239,283

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	45,579,000	45,399,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Consolidated net earnings	$ 98,664	$ 88,164	$ 179,750
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	181,537	179,391	171,129
Stock-based compensation expense	14,675	20,552	21,865
(Gains) Losses on divestitures and sales of assets	(4,492)	2,121	(25,565)
Deferred income taxes	1,708	8,685	23,848
Excess tax benefits from stock-based compensation transactions	(1,291)	(555)	(3,370)
Other items, net	4,629	(1,018)	(2,675)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(20,546)	48,521	34,242
Inventories, net	1,241	(12,525)	(25,182)
Accounts payable	8,223	(10,452)	(24,411)
Other assets and liabilities, net	(14,540)	(4,516)	(3,997)
Net Cash Provided by Operating Activities	269,808	318,368	345,634
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(135,916)	(139,230)	(258,246)
Acquisitions, net	(43,299)	(49,593)	(218,544)
Proceeds from divestitures and sales of assets	5,033	7,792	26,028
Loan to affiliate		(4,000)
Railcar construction advances	(8,997)	(8,743)	(7,286)
Repayments of railcar construction advances	8,997	8,743	7,286
Net Cash Used for Investing Activities	(174,182)	(185,031)	(450,762)
Cash Flows from Financing Activities:
Borrowings of long-term debt	200,000	330,000	297,837
Repayments of long-term debt	(419,680)	(236,006)	(205,022)
(Repayments) Borrowings on short-term facilities, net		(200,000)	128,000
Debt issuance costs	(80)	(2,389)	(1,105)
Termination of interest rate swaps			(11,139)
Change in bank overdraft	386	(2,940)	(1,674)
Payments on capital lease obligations	(308)	(137)	(191)
Dividends paid	(73,550)	(71,178)	(62,511)
Distributions to owners of noncontrolling interests		(2,562)	(3,935)
Purchase of remaining 49% interest in existing joint venture		(17,060)
Repurchases of common stock			(24,017)
Issuances of common stock	3,047	294,177	3,271
Excess tax benefits from stock-based compensation transactions	1,291	555	3,370
Net Cash (Used for) Provided by Financing Activities	(288,894)	92,460	122,884
Net (Decrease) Increase in Cash and Cash Equivalents	(193,268)	225,797	17,756
Cash and Cash Equivalents, beginning of year	263,591	37,794	20,038
Cash and Cash Equivalents, end of year	70,323	263,591	37,794
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	68,135	72,027	75,622
Cash paid for income taxes	$ 19,661	$ 17,087	$ 54,827

Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Financing Activities:
Percentage of Interest in joint venture purchased	49.00%	49.00%

Consolidated Statements of Total Equity (USD $) In Thousands, except Share data	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Earnings/(Loss)	Retained Earnings	Total Shareholders' Equity	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2007	$ 412	$ 50,955	$ (37,032)	$ 931,656	$ 945,991	$ 45,997	$ 991,988
Beginning balance, shares at Dec. 31, 2007	41,318,000
Consolidated net earnings				176,256	176,256	3,494	179,750
Adjustment for funded status of pension and postretirement benefit plans, net of tax benefit of $38,543 $15,315 and $9,100 for FY 2008, 2009 and 2010 respectively			(58,912)		(58,912)		(58,912)
Foreign currency translation (gain) loss			(3,906)		(3,906)		(3,906)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $1,305, $331 and $355 for FY2008, 2009 and 2010 respectively			(1,994)		(1,994)		(1,994)
Consolidated comprehensive earnings					111,444	3,494	114,938
Elimination of early measurement date for pension and postretirement benefits, net of tax expense of $111			172	(984)	(812)		(812)
Dividends declared ( $1.49, $1.60 and $1.60 per common share for FY2008, 2009 and 2010 respectively)				(62,511)	(62,511)		(62,511)
Issuances of common stock for stock award plans	2	5,725			5,727		5,727
Issuances of common stock for stock award plans, shares	144,000
Stock-based compensation expense		21,865			21,865		21,865
Distributions to owners of noncontrolling interests						(3,935)	(3,935)
Ending balance at Dec. 31, 2008	414	78,545	(101,672)	1,044,417	1,021,704	45,556	1,067,260
Ending balance, shares at Dec. 31, 2008	41,462,000
Consolidated net earnings				85,459	85,459	2,705	88,164
Adjustment for funded status of pension and postretirement benefit plans, net of tax benefit of $38,543 $15,315 and $9,100 for FY 2008, 2009 and 2010 respectively			23,409		23,409	(2)	23,407
Foreign currency translation (gain) loss			2,673		2,673		2,673
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $1,305, $331 and $355 for FY2008, 2009 and 2010 respectively			506		506		506
Consolidated comprehensive earnings					112,047	2,703	114,750
Dividends declared ( $1.49, $1.60 and $1.60 per common share for FY2008, 2009 and 2010 respectively)				(71,178)	(71,178)		(71,178)
Issuances of common stock	38	293,404			293,442		293,442
Issuances of common stock, shares	3,778,000
Issuances of common stock for stock award plans	1	(3,727)			(3,726)		(3,726)
Issuances of common stock for stock award plans, shares	159,000
Stock-based compensation expense		20,552			20,552		20,552
Purchase of remaining 49% interest in existing joint venture		(7,601)			(7,601)	(4,526)	12,127
Distributions to owners of noncontrolling interests						(2,562)	(2,562)
Ending balance at Dec. 31, 2009	453	381,173	(75,084)	1,058,698	1,365,240	41,171	1,406,411
Ending balance, shares at Dec. 31, 2009	45,399,000						45,399,000
Consolidated net earnings				97,012	97,012	1,652	98,664
Adjustment for funded status of pension and postretirement benefit plans, net of tax benefit of $38,543 $15,315 and $9,100 for FY 2008, 2009 and 2010 respectively			19,969		19,969	(4)	19,965
Foreign currency translation (gain) loss			912		912		912
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $1,305, $331 and $355 for FY2008, 2009 and 2010 respectively			543		543		543
Consolidated comprehensive earnings					118,436	1,648	120,084
Dividends declared ( $1.49, $1.60 and $1.60 per common share for FY2008, 2009 and 2010 respectively)				(73,550)	(73,550)		(73,550)
Issuances of common stock for stock award plans	2	637			639		639
Issuances of common stock for stock award plans, shares	180,000
Stock-based compensation expense		14,675			14,675		14,675
Ending balance at Dec. 31, 2010	$ 455	$ 396,485	$ (53,660)	$ 1,082,160	$ 1,425,440	$ 42,819	$ 1,468,259
Ending balance, shares at Dec. 31, 2010	45,579,000						45,579,000

Consolidated Statements of Total Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	$ 9,100	$ 15,315	$ 38,543
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	355	331	1,305
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.49
Tax expenses on elimination of early measurement date for pension and postretirement benefits			111
Percentage of Interest in joint venture purchased	49.00%	49.00%
Total Shareholders' Equity
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	9,100	15,315	38,543
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	355	331	1,305
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.49
Tax expenses on elimination of early measurement date for pension and postretirement benefits			111
Percentage of Interest in joint venture purchased		49.00%
Additional Paid-in Capital
Percentage of Interest in joint venture purchased		49.00%
Accumulated Other Comprehensive Earnings/(Loss)
Tax benefit on adjustment for funded status of pension and postretirement benefit plans	9,100	15,315	38,543
Tax benefit on amortization of terminated value of forward starting interest rate swap agreements into interest expense	355	331	1,305
Tax expenses on elimination of early measurement date for pension and postretirement benefits			111
Retained Earnings
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.49
Tax expenses on elimination of early measurement date for pension and postretirement benefits			$ 111
Non-controlling Interests
Percentage of Interest in joint venture purchased		49.00%

Accounting Policies	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Accounting Policies
Note A: Accounting Policies
Organization. Martin Marietta Materials, Inc., (the “Corporation”) is engaged principally in the construction aggregates business. The Corporation’s aggregates products, which include crushed stone, sand and gravel, are used primarily for construction of highways and other infrastructure projects, and in the domestic nonresidential and residential construction industries. Aggregates products are also used in the railroad, environmental, utility and agricultural industries. These aggregates products, along with asphalt products, ready mixed concrete and road paving materials, are sold and shipped from a network of 284 quarries, distribution facilities and plants to customers in 30 states, Canada, the Bahamas and the Caribbean Islands. The Aggregates business contains the following reportable segments: Mideast Group, Southeast Group and West Group. The Mideast Group operates in Indiana, Maryland, North Carolina, Ohio, South Carolina, Virginia and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Illinois, Kentucky, Louisiana, Mississippi, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Iowa, Kansas, Minnesota, Missouri, Nebraska, Nevada, Oklahoma, Texas, Utah, Washington and Wyoming. The following states accounted for approximately 55% of the Aggregates business’ 2010 net sales: Texas, North Carolina, Georgia, Iowa and Louisiana.
In addition to the Aggregates business, the Corporation has a Specialty Products segment that produces magnesia-based chemicals products used in industrial, agricultural and environmental applications and dolomitic lime sold primarily to customers in the steel industry.
Use of Estimates. The preparation of the Corporation’s consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, and assumptions used in the calculation of income taxes, retirement and other postemployment benefits. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and declines in construction activity have combined to increase the uncertainty inherent in certain of these estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the period in which the change in estimate occurs.
Basis of Consolidation. The consolidated financial statements include the accounts of the Corporation and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Corporation’s ability to exercise control over the affiliates’ operations. Intercompany balances and transactions have been eliminated in consolidation.
The Corporation is a minority member of a limited liability company whereby the majority member is paid a preferred annual return. The Corporation has the ability to redeem the majority member’s interest. The Corporation consolidates the limited liability company in its consolidated financial statements.
Revenue Recognition. Revenues for product sales are recognized when risks associated with ownership have passed to unaffiliated customers. Typically, this occurs when finished products are shipped. Revenues derived from the road paving business are recognized using the percentage completion method. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery charges billed to customers.
Freight and Delivery Costs. Freight and delivery costs represent pass-through transportation costs incurred and paid to third-party carriers by the Corporation to deliver products to customers. These costs are then billed to the Corporation’s customers.
Cash and Cash Equivalents. Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Corporation manages its cash and cash equivalents to ensure that short-term operating cash needs are met and that excess funds are managed efficiently. The Corporation subsidizes shortages in operating cash through short-term borrowing facilities. The Corporation typically invests excess funds in money market funds and Eurodollar time deposit accounts, which are exposed to bank solvency risk and are not FDIC insured. Funds not yet available in lockboxes generally exceed the  $250,000 FDIC insurance limit. The Corporation’s cash management policy prohibits cash and cash equivalents over  $100,000,000 to be maintained at any one bank.
At December 31, 2010, cash and cash equivalents were  $70,323,000, of which  $63,222,000 was deposited in overnight bank time deposit accounts. At December 31, 2009, cash and cash equivalents were  $263,591,000, of which  $255,119,000 was deposited in overnight bank time deposit accounts. The remaining cash and cash equivalents represent deposits in transit to the Corporation’s lockbox accounts and deposits held at local banks.
Customer Receivables. Customer receivables are stated at cost. The Corporation does not charge interest on customer accounts receivable. The Corporation records an allowance for doubtful accounts, which includes a general reserve based on historical write offs and a specific reserve for accounts greater than  $50,000 deemed at risk. The Corporation writes off customer receivables as bad debt expense when it becomes apparent based upon customer facts and circumstances that such amounts will not be collected.
Inventories Valuation. Inventories are stated at the lower of cost or market. Cost for finished products and in process inventories is determined by the first-in, first-out method. The Corporation’s inventory allowance for finished products limits the tons reported at standard to a twelve-month period, as measured by historical sales. The Corporation also establishes an allowance for expendable parts over five years old and supplies over one year old.
Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are recorded as a component of inventory and recognized in cost of sales in the same period as the revenue from the sale of the inventory.
Properties and Depreciation. Property, plant and equipment are stated at cost. The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	4 to 50 years
Machinery & Equipment	2 to 35 years
Land Improvements	3 to 30 years
The Corporation begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Quarry development costs are classified as land and improvements.
The Corporation reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed within an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are expensed as incurred as periodic inventory production costs.
Mineral reserves and mineral interests, when acquired in connection with a business combination, are valued using an income approach over the life of the proven and probable reserves.
Depreciation is computed over estimated service lives, principally by the straight-line method. Depletion of mineral deposits is calculated over proven and probable reserves by the units-of-production method on a quarry-by-quarry basis.
Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows of the related asset are less than its carrying value.
Repair and Maintenance Costs. Repair and maintenance costs that do not substantially extend the life of the Corporation’s plant and equipment are expensed as incurred.
Goodwill and Intangible Assets. Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. The carrying value of goodwill is reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts or circumstances indicate potential impairment. If an impairment review indicates that the carrying value is impaired, a charge is recorded.
The Corporation’s reporting units, which represent the level at which goodwill is tested for impairment, are based on its geographic regions. Goodwill is allocated to the reporting units based on the location of acquisitions and divestitures at the time of consummation.
Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms. The carrying value of other intangibles is reviewed if facts and circumstances indicate potential impairment. If this review determines that the carrying value is impaired, a charge is recorded.
Derivatives. From time to time, the Corporation holds derivative instruments to manage the exposure of interest rate risk on its long-term debt. When held, the Corporation records derivative instruments at fair value on its consolidated balance sheet. At December 31, 2010 and 2009, the Corporation did not hold any derivative instruments.
Retirement Plans and Postretirement Benefits. The Corporation sponsors defined benefit retirement plans and also provides other postretirement benefits. The Corporation recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive earnings or loss, net of tax. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants’ average remaining service period and recognized as a component of net periodic benefit cost.
Stock-Based Compensation. The Corporation has stock-based compensation plans for employees and directors. The Corporation recognizes all forms of share-based payments to employees, including stock options, as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.
The Corporation uses the accelerated expense recognition method for stock options. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.
The Corporation expenses the fair value of restricted stock awards, incentive compensation awards and directors’ fees paid in the form of common stock based on the closing price of the Corporation’s common stock on the awards’ respective grant dates.
The Corporation uses the lattice valuation model to determine the fair value of stock option awards. The lattice valuation model takes into account employees’ exercise patterns based on changes in the Corporation’s stock price and other variables. The period of time for which options are expected to be outstanding, or expected term of the option, is a derived output of the lattice valuation model. The Corporation considers the following factors when estimating the expected term of options: vesting period of the award, expected volatility of the underlying stock, employees’ ages and external data. Other key assumptions used in determining the fair value of the stock options awarded in 2010, 2009 and 2008 were:

	2010	2009	2008

Risk-free interest rate	2.97%	3.31%	3.71%
Dividend yield	1.80%	1.70%	1.10%
Volatility factor	37.30%	36.90%	30.40%
Expected term	7.2 years	7.1 years	7.0 years
Based on these assumptions, the weighted-average fair value of each stock option granted was  $33.95,  $28.72 and  $40.32 for 2010, 2009 and 2008, respectively.
The risk-free interest rate reflects the interest rate on zero-coupon U.S. government bonds available at the time each option was granted having a remaining life approximately equal to the option’s expected life. The dividend yield represents the dividend rate expected to be paid over the option’s expected life. The Corporation’s volatility factor measures the amount by which its stock price is expected to fluctuate during the expected life of the option and is based on historical stock price changes. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Corporation estimates forfeitures and will ultimately recognize compensation cost only for those stock-based awards that vest.
The Corporation recognizes income tax benefits received on dividends or dividend equivalents of unvested share-based payments as an increase to additional paid-in capital and includes them in the pool of excess tax benefits.
Environmental Matters. The Corporation records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset’s carrying amount. The estimate of fair value is impacted by management’s assumptions regarding the scope of the work required, inflation rates and quarry closure dates.
Further, the Corporation records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. These costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.
Income Taxes. Deferred income tax assets and liabilities on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances.
Uncertain Tax Positions. The Corporation recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that the position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.
The Corporation records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statement of earnings. At December 31, 2010, accrued interest of  $327,000, net of tax benefits of  $214,000, was recorded as a noncurrent liability on the Corporation’s consolidated balance sheet. At December 31, 2009, accrued interest of  $1,709,000, net of tax benefits of  $1,118,000, was recorded as a noncurrent liability on the Corporation’s consolidated balance sheet.
Sales Taxes. Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.
Research and Development Costs. Research and development costs are charged to operations as incurred.
Start-Up Costs. Noncapital start-up costs for new facilities and products are charged to operations as incurred.
Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss. Consolidated comprehensive earnings for the Corporation consist of consolidated net earnings; adjustments for the funded status of pension and postretirement benefit plans; foreign currency translation adjustments; and the amortization of the value of terminated forward starting interest swap agreements into interest expense.
The components of accumulated other comprehensive loss, which is included in the Corporation’s consolidated statements of total equity, consist of the following:

December 31
(add 000)	2010	2009	2008

Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(54,245)	$(74,214)	$(97,623)
Foreign currency translation gains	5,929	5,017	2,344
Unamortized value of terminated forward starting interest rate swap agreements	(5,344)	(5,887)	(6,393)

Accumulated other comprehensive loss	$(53,660)	$(75,084)	$(101,672)

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31
(add 000)	2010	2009	2008

Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$39,501	$48,601	$63,916
Unamortized value of terminated forward starting interest rate swap agreements	3,497	3,852	4,183

Cumulative noncurrent deferred tax assets	$42,998	$52,453	$68,099

Earnings Per Common Share. The Corporation computes earnings per share (EPS) pursuant to the two-class method. The two-class method determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Corporation pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards, which results in these being considered participating securities.
The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta Materials, Inc., reduced by dividends and undistributed earnings attributable to the Corporation’s unvested restricted stock awards and incentive stock awards. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards to be issued to employees and nonemployee members of the Corporation’s Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive. The diluted per-share computations reflect a change in the number of common shares outstanding (the denominator) to include the number of additional shares that would have been outstanding if the potentially dilutive common shares had been issued.
The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31
(add 000)	2010	2009	2008

Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$96,827	$85,182	$171,547
Less: Distributed and undistributed earnings attributable to unvested awards	(993)	(1,048)	(2,394)

Basic and diluted net earnings available to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	95,834	84,134	169,153
Basic and diluted net earnings available to common shareholders from discontinued operations	185	277	4,709

Basic and diluted net earnings available to common shareholders attributable to Martin Marietta Materials, Inc.	$96,019	$84,411	$173,862

Basic weighted-average common shares outstanding	45,485	44,000	41,370
Effect of dilutive employee and director awards	174	190	247

Diluted weighted-average common shares outstanding	45,659	44,190	41,617

Accounting Change. The Corporation accounts for all business combinations with acquisition dates on or after January 1, 2009 by recognizing the full fair value of all assets acquired, liabilities assumed and noncontrolling minority interests in acquisitions of less than a 100% controlling interest; expensing all acquisition-related transaction and restructuring costs; and recognizing contingent consideration obligations and contingent gains acquired and contingent losses assumed (see Note C).

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
Note B: Goodwill and Intangible Assets
The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

	Mideast	Southeast	West
years ended December 31	Group	Group	Group	Total
(add 000)	2010

Balance at beginning of period	$119,749	$105,870	$398,605	$624,224
Acquisitions	2,303	—	—	2,303

Balance at end of period	$122,052	$105,870	$398,605	$626,527

	2009

Balance at beginning of period	$118,249	$105,857	$398,191	$622,297
Acquisitions	—	—	414	414
Adjustments to purchase price allocations	1,500	13	—	1,513

Balance at end of period	$119,749	$105,870	$398,605	$624,224

Intangible assets subject to amortization consist of the following:

	Gross	Accumulated	Net
December 31	Amount	Amortization	Balance
(add 000)	2010

Noncompetition agreements	$9,850	$(7,485)	$2,365
Customer relationships	3,550	(1,347)	2,203
Use rights and other	9,105	(5,490)	3,615

Total	$22,505	$(14,322)	$8,183

	2009

Noncompetition agreements	$9,284	$(6,911)	$2,373
Customer relationships	3,550	(841)	2,709
Use rights and other	10,025	(5,403)	4,622

Total	$22,859	$(13,155)	$9,704

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

	Aggregates	Specialty
December 31	Business	Products	Total
(add 000)	2010

Use rights	$6,800	$—	$6,800
Trade name	—	2,565	2,565

Total	$6,800	$2,565	$9,365

	2009

Use rights	$200	$—	$200
Trade name	—	2,565	2,565

Total	$200	$2,565	$2,765

During 2010, the Corporation acquired  $7,166,000 of other intangibles for its Aggregates business, consisting of the following:

		Weighted-average
(add 000)	Amount	amortization period

Subject to amortization:
Noncompetition agreements	$566	9.2 years

Not subject to amortization:
Use rights	6,600	N/A

Total	$7,166

During 2009, the Corporation acquired  $290,000 of customer relationships for the Aggregates business, which are subject to amortization. The weighted-average amortization period for these agreements was 7.0 years.
Total amortization expense for intangible assets for the years ended December 31, 2010, 2009 and 2008 was  $1,453,000,  $1,711,000 and  $1,886,000, respectively.
The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)

2011	$1,525
2012	1,448
2013	1,388
2014	1,383
2015	620
Thereafter	1,819

Total	$8,183

Business Combinations and Discontinued Operations	12 Months Ended
Dec. 31, 2010
Business Combinations and Discontinued Operations [Abstract]
Business Combinations and Discontinued Operations
Note C: Business Combinations and Discontinued Operations
Business Combinations. The Corporation’s consolidated statements of earnings include the operating results of an acquired business starting from the date of acquisition.
During 2010, the Corporation invested  $43,299,000 in business combinations and allocated this amount to assets acquired and liabilities assumed. In February 2010, the Corporation acquired an aggregates distribution facility at Port Canaveral, Florida. In October 2010, the Corporation acquired a sand and gravel business near Charlotte, North Carolina.
In June 2009, the Corporation acquired three quarry locations plus the remaining 49% interest in an existing joint venture from CEMEX, Inc. for a purchase price of  $65,000,000, which represented the fair value of the assets (cash) paid to CEMEX, Inc. Of the total purchase price, the Corporation allocated  $48,000,000 to the three quarry locations and  $17,000,000 to the remaining interest in the existing joint venture based on the locations’ relative fair values. The  $48,000,000 purchase price for the three acquired quarries has been classified as an investing activity in the Corporation’s consolidated statement of cash flows for the year ended December 31, 2009. In addition, the operating results of the acquired quarries are reported through the Corporation’s West Group in the financial statements.
The purchase of the remaining 49% interest in an existing joint venture represents an equity transaction. Accordingly, the assets and liabilities related to the noncontrolling interest continued to be valued at their basis at the transaction date; the noncontrolling interest of  $4,526,000 was eliminated; additional paid-in capital was reduced by  $7,601,000 for the excess of the cash paid, including transaction costs, over the noncontrolling interest at the acquisition date; and a deferred tax asset of  $4,933,000 was recorded. The purchase price and the payment of transaction costs have been classified as a financing activity in the Corporation’s consolidated statement of cash flows for the year ended December 31, 2009.
In April 2008, the Corporation entered into an asset exchange plus cash transaction with Vulcan Materials Company (“Vulcan”), pursuant to which it acquired six quarry locations in Georgia and Tennessee. The Corporation also acquired a land parcel previously leased from Vulcan at the Corporation’s Three Rivers Quarry near Paducah, Kentucky. The operating results of the acquired quarries are reported through the Corporation’s Southeast Group in the financial statements. In addition to a  $192,000,000 cash payment and normal closing adjustments related to working capital, the Corporation divested to Vulcan its only California quarry located in Oroville, an idle facility north of San Antonio, Texas, and land in Henderson, North Carolina, formerly leased to Vulcan.
Divestitures and Permanent Closures. Divestitures and permanent closures of underperforming operations of the Aggregates business represent discontinued operations, and, therefore, the results of their operations through the dates of disposal and any gain or loss on disposals are included in discontinued operations in the consolidated statements of earnings.
Discontinued operations included the following net sales, pretax gain or loss on operations, pretax gain on disposals, income tax expense and overall net earnings:

years ended December 31
(add 000)	2010	2009	2008

Net sales	$236	$1,769	$7,585

Pretax gain (loss) on operations	$311	$466	$(438)
Pretax gain on disposals	—	3	10,596

Pretax gain	311	469	10,158
Income tax expense	126	192	5,449

Net earnings	$185	$277	$4,709

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
Note D: Accounts Receivable, Net

December 31
(add 000)	2010	2009

Customer receivables	$184,857	$164,975
Other current receivables	2,082	2,462

	186,939	167,437
Less allowances	(3,578)	(4,622)

Total	$183,361	$162,815

Inventories, Net	12 Months Ended
Dec. 31, 2010
Inventories, Net [Abstract]
Inventories, Net
Note E: Inventories, Net

December 31
(add 000)	2010	2009

Finished products	$358,138	$351,393
Products in process and raw materials	13,842	16,296
Supplies and expendable parts	46,958	47,554

	418,938	415,243
Less allowances	(87,044)	(82,674)

Total	$331,894	$332,569

In 2010, the Corporation reclassified certain of its finished products and inventory allowances and currently presents them on a gross basis. Prior-period amounts, which were previously presented on a net basis, have been recast for comparability. The reclassifications had no effect on the Corporation’s financial condition, results of operations or cash flows.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note F: Property, Plant and Equipment, Net

December 31
(add 000)	2010	2009

Land and improvements	$594,866	$554,932
Mineral reserves and interests	351,543	334,633
Buildings	108,266	105,926
Machinery and equipment	2,420,759	2,395,270
Construction in progress	92,841	75,217

	3,568,275	3,465,978
Less allowances for depreciation, depletion and amortization	(1,880,445)	(1,773,073)

Total	$1,687,830	$1,692,905

At December 31, 2010 and 2009, the net carrying value of mineral reserves and interests was  $285,729,000 and  $273,183,000, respectively.
Depreciation, depletion and amortization expense related to property, plant and equipment was  $178,426,000,  $176,050,000 and  $167,977,000 for the years ended December 31, 2010, 2009 and 2008, respectively.
Interest cost of  $2,129,000,  $1,010,000 and  $3,692,000 was capitalized during 2010, 2009 and 2008, respectively.
At December 31, 2010 and 2009,  $73,883,000 and  $75,372,000, respectively, of the Aggregate business’s net fixed assets were located in foreign countries, namely the Bahamas and Canada.

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt
Note G: Long-Term Debt

December 31
(add 000)	2010	2009

6.875% Notes, due 2011	$242,129	$242,092
6.6% Senior Notes, due 2018	298,288	298,111
7% Debentures, due 2025	124,393	124,371
6.25% Senior Notes, due 2037	247,882	247,851
Floating Rate Senior Notes, due 2010, interest rate of 0.43% at December 31, 2009	—	217,502
Term Loan, due 2012, interest rate of 3.29% at December 31, 2010 and 3.25% at December 31, 2009	111,750	111,750
Other notes	6,317	7,934

Total	1,030,759	1,249,611
Less current maturities	(248,714)	(226,119)

Long-term debt	$782,045	$1,023,492

In 2010, the Corporation repaid  $217,590,000 of Floating Rate Senior Notes through the use of cash.
The Corporation’s 6.6% Senior Notes due 2018 and 6.25% Senior Notes due 2037 (collectively, the “Senior Notes”) are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation’s existing and future unsubordinated indebtedness. Upon a change of control repurchase event and a below investment grade credit rating, the Corporation will be required to make an offer to repurchase all outstanding Senior Notes at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.
All Notes, Debentures and Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue. Except for the Senior Notes, none are redeemable prior to their respective maturity dates. The principal amount, effective interest rate and maturity date for the Corporation’s Notes, Debentures and Senior Notes are as follows:

	Principal
	Amount	Effective	Maturity
	(add 000)	Interest Rate	Date

6.875% Notes	$242,140	6.98%	April 1, 2011
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$250,000	6.45%	April 30, 2037
In April 2009, the Corporation entered into a  $130,000,000 unsecured term loan (the “Term Loan”) syndicated with a group of banks as follows:

Commitment
Lender	(add 000)

SunTrust Bank	$35,000
Northern Trust Company	25,000
Branch Banking and Trust Company	25,000
Regions Bank	20,000
Bank of America, N.A.	15,000
Comerica Bank	10,000

Total	$130,000

The Term Loan bears interest, at the Corporation’s option, at rates based upon LIBOR or a base rate, plus, for each rate, basis points related to a pricing grid. The base rate is defined as the highest of (i) the bank’s prime lending rate, (ii) the Federal Funds rate plus 0.5% and (iii) LIBOR plus 1%. At December 31, 2010, the interest rate on the Term Loan was based on 3-month LIBOR plus 300 basis points, or 3.29%. At December 31, 2010 and 2009, the outstanding balance on the Term Loan was  $111,750,000. The Term Loan requires quarterly principal payments of  $3,250,000 beginning September 20, 2011, with the remaining outstanding principal due in full on June 6, 2012.
The Corporation’s  $100,000,000 three-year secured accounts receivable credit facility (the “AR Credit Facility”) with Wells Fargo Bank, N.A. (“Wells Fargo”) provides for borrowings, on a revolving basis, of up to 90% of the Corporation’s eligible accounts receivable less than 90 days old and bears interest at a rate equal to the one-month LIBOR plus 2.75%. Under the AR Credit Facility, which terminates on April 20, 2012, borrowings and settlements are made bi-weekly between the Corporation and Wells Fargo. Upon the terms and subject to the conditions in the AR Credit Facility, Wells Fargo may determine which receivables are eligible receivables, may determine the amount it will advance on such receivables, and may require the Corporation to repay advances made on receivables and thereby repay amounts outstanding under the AR Credit Facility. Wells Fargo also has the right to require the Corporation to repurchase receivables that remain outstanding 90 days past their invoice date. The Corporation continues to be responsible for the servicing and administration of the receivables purchased. The Corporation carries the receivables and any outstanding borrowings on its consolidated balance sheet. The Corporation had no outstanding borrowings under its AR Credit Facility at December 31, 2010 and 2009.
The Corporation’s  $325,000,000 five-year revolving credit agreement (the “Credit Agreement”), which expires on June 30, 2012, is syndicated with a group of domestic commercial banks as follows:

Commitment
Lender	(add 000)

Wells Fargo Bank, N.A.	$112,450
JP Morgan Chase Bank, N.A.	61,100
Bank of America, N.A.	56,225
Branch Banking and Trust Company	56,225
Citibank, N.A.	29,000
Northern Trust Company	10,000

Total	$325,000

Borrowings under the Credit Agreement are unsecured and bear interest, at the Corporation’s option, at rates based upon: (i) the Eurodollar rate (as defined on the basis of LIBOR) plus basis points related to a pricing grid; (ii) a bank base rate (as defined on the basis of a published prime rate or the Federal Funds Rate plus 1/2 of 1%); or (iii) a competitively determined rate (as defined on the basis of a bidding process). The Credit Agreement contains restrictive covenants relating to the Corporation’s debt-to-EBITDA ratio, requirements for limitations on encumbrances and provisions that relate to certain changes in control.
The Corporation’s Credit Agreement, Term Loan and AR Credit Facility are subject to a leverage ratio covenant. The covenant requires the Corporation’s ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the “Ratio”) to not exceed 3.50 to 1.00 as of the end of any fiscal quarter. The covenant requires the inclusion of debt guaranteed by the Corporation in the Ratio calculation. Furthermore, the covenant allows the Corporation to exclude debt incurred in connection with acquisitions from the Ratio for a period of 180 days so long as the Corporation maintains specified ratings on its long-term unsecured debt and the Ratio calculated without such exclusion does not exceed the ratio plus 0.25. Certain other nonrecurring noncash items, if they occur, can also be excluded from the Ratio. The Corporation was in compliance with the Ratio at December 31, 2010.
Available borrowings under the Credit Agreement are reduced by any outstanding letters of credit issued by the Corporation under the Credit Agreement. At December 31, 2010 and 2009, the Corporation had  $1,963,000 and  $1,650,000, respectively, of outstanding letters of credit issued under the Credit Agreement. The Corporation pays an annual loan commitment fee to the bank group. No borrowings were outstanding under the Credit Agreement at December 31, 2010 and 2009.
The Credit Agreement supports a  $325,000,000 commercial paper program to the extent commercial paper is available to the Corporation. No borrowings were outstanding under the commercial paper program at December 31, 2010 or 2009.
The Corporation has a  $10,000,000 short-term line of credit. No amounts were outstanding under this line of credit at December 31, 2010 or 2009.
The Corporation’s long-term debt maturities for the five years following December 31, 2010, and thereafter are:

(add 000)

2011	$248,714
2012	109,432
2013	1,181
2014	229
2015	207
Thereafter	670,996

Total	$1,030,759

The Corporation unwound two forward starting interest rate swap agreements with a total notional amount of  $150,000,000 (the “Swap Agreements”) in April 2008. The Corporation made a cash payment of  $11,139,000, which represented the fair value of the Swap Agreements on the date of termination. The accumulated other comprehensive loss, net of tax, at the date of termination is being recognized in earnings over the life of the 6.6% Senior Notes. For the years ended December 31, 2010 and 2009, the Corporation recognized  $898,000 and  $837,000, respectively, as additional interest expense. The ongoing amortization of the terminated value of the Swap Agreements will increase annual interest expense by approximately  $1,000,000 until the maturity of the 6.6% Senior Notes in 2018. The accumulated other comprehensive loss related to the Swap Agreements was  $5,344,000, net of cumulative noncurrent deferred tax assets of  $3,497,000, at December 31, 2010. The accumulated other comprehensive loss related to the Swap Agreements was  $5,887,000, net of cumulative noncurrent deferred tax assets of  $3,852,000, at December 31, 2009.

Financial Instruments	12 Months Ended
Dec. 31, 2010
Financial Instruments [Abstract]
Financial Instruments
Note H: Financial Instruments
The Corporation’s financial instruments include temporary cash investments, accounts receivable, notes receivable, bank overdraft, publicly registered long-term notes and debentures and other long-term debt.
Temporary cash investments are placed primarily in money market funds and Eurodollar time deposits with the following financial institutions: Bank of America, N.A., Branch Banking and Trust Company, JP Morgan Chase Bank, N.A., Regions Financial Corporation and Wells Fargo Bank, N.A.. The Corporation’s cash equivalents have maturities of less than three months. Due to the short maturity of these investments, they are carried on the consolidated balance sheets at cost, which approximates fair value.
Customer receivables are due from a large number of customers, primarily in the construction industry, and are dispersed across wide geographic and economic regions. However, customer receivables are more heavily concentrated in certain states (see Note A). The estimated fair values of customer receivables approximate their carrying amounts.
Notes receivable are primarily related to divestitures and are not publicly traded. However, using current market interest rates, but excluding adjustments for credit worthiness, if any, management estimates that the fair value of notes receivable approximates its carrying amount.
The bank overdraft represents the float of outstanding checks. The estimated fair value of the bank overdraft approximates its carrying value.
At December 31, 2010 and 2009, the estimated fair value of the Corporation’s publicly registered long-term notes and debentures was approximately  $933,637,000 and  $1,125,384,000, respectively, compared with a carrying amount of  $912,692,000 and  $1,129,927,000, respectively, on the consolidated balance sheet. The fair values of this long-term debt were estimated based on quoted market prices. The estimated fair values of other borrowings of  $118,067,000 and  $119,684,000 at December 31, 2010 and 2009, respectively, approximate its carrying amounts.
The carrying values and fair values of the Corporation’s financial instruments are as follows:

December 31	2010
(add 000)	Carrying Value	Fair Value

Cash and cash equivalents	$70,323	$70,323
Accounts receivable, net	$183,361	$183,361
Notes receivable, net	$10,866	$10,866
Bank overdraft	$2,123	$2,123
Long-term debt	$1,030,759	$1,051,704

	2009
	Carrying Value	Fair Value

Cash and cash equivalents	$263,591	$263,591
Accounts receivable, net	$162,815	$162,815
Notes receivable, net	$13,415	$13,415
Bank overdraft	$1,737	$1,737
Long-term debt	$1,249,611	$1,245,068

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
Note I: Income Taxes
Income tax expense reported in the Corporation’s consolidated statements of earnings includes income taxes on earnings attributable to both controlling and noncontrolling interests. The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31
(add 000)	2010	2009	2008

Federal income taxes:
Current	$9,146	$17,029	$31,904
Deferred	14,779	5,150	34,829

Total federal income taxes	23,925	22,179	66,733

State income taxes:
Current	1,680	3,897	3,641
Deferred	3,429	1,079	4,482

Total state income taxes	5,109	4,976	8,123

Foreign income taxes:
Current	(260)	528	(2,915)
Deferred	443	(308)	147

Total foreign income taxes	183	220	(2,768)

Total taxes on income	$29,217	$27,375	$72,088

For the years ended December 31, 2010, 2009 and 2008, income tax benefits attributable to stock-based compensation transactions that were recorded to shareholders’ equity amounted to  $1,291,000,  $555,000 and  $3,370,000, respectively.
The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2010	2009	2008

Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(13.7)	(13.8)	(7.6)
State income taxes	2.6	2.8	1.6
Other items	(1.0)	(0.2)	0.2

Effective income tax rate	22.9%	23.8%	29.2%

For income tax purposes, the statutory depletion deduction is calculated as a percentage of sales, subject to certain limitations. Due to these limitations, changes in sales volumes and earnings may not proportionately affect the Corporation’s effective income tax rate on continuing operations.
On March 23, 2010, the Patient Protection and Affordable Care Act (PPACA) was signed into law. Among other things, the PPACA reduces the tax benefits available to an employer that receives the Medicare Part D subsidy. Employers that receive the Medicare Part D subsidy recognize the deferred tax effects of the reduced deductibility of the postretirement prescription drug coverage in continuing operations in the period of enactment. The effects of changes in tax law are recognized as discrete events in the period of enactment. Accordingly, the overall effective income tax rate for the year ended December 31, 2010 includes the effect to the Corporation of the PPACA.
The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

	Deferred
December 31	Assets (Liabilities)
(add 000)	2010	2009

Deferred tax assets related to:
Employee benefits	$44,517	$56,840
Inventories	59,612	28,023
Valuation and other reserves	8,636	12,781
Net operating loss carryforwards	6,970	5,341

Gross deferred tax assets	119,735	102,985
Valuation allowance on deferred tax assets	(7,119)	(5,050)

Total net deferred tax assets	112,616	97,935

Deferred tax liabilities related to:
Property, plant and equipment	(235,674)	(230,890)
Goodwill and other intangibles	(61,318)	(53,467)
Other items, net	(3,940)	(1,674)

Total deferred tax liabilities	(300,932)	(286,031)

Net deferred tax liability	$(188,316)	$(188,096)

Additionally, the Corporation had a net deferred tax asset of  $42,998,000 and  $52,453,000 for certain items recorded in accumulated other comprehensive loss at December 31, 2010 and 2009, respectively.
The Corporation’s deferred tax assets and (liabilities) are recognized on the consolidated balance sheets as follows:

December 31
(add 000)	2010	2009

Current deferred income tax benefits	$83,380	$60,303
Noncurrent deferred income taxes	(228,698)	(195,946)

Net deferred income taxes	$(145,318)	$(135,643)

Deferred tax assets for employee benefits result from the timing differences of the deductions for pension and postretirement obligations and stock-based compensation transactions. For financial reporting purposes, such amounts are expensed based on authoritative accounting guidance. For income tax purposes, amounts related to pension and postretirement obligations are deductible as funded.
Deferred tax liabilities for property, plant and equipment result from accelerated depreciation methods being used for income tax purposes as compared with the straight-line method for financial reporting purposes.
Deferred tax liabilities related to goodwill and other intangibles reflect the cessation of goodwill amortization for financial reporting purposes, while amortization continues for income tax purposes.
Amounts related to stock-based compensation transactions are deductible for income tax purposes upon vesting or exercise of the underlying award.
The Corporation had net operating loss carryforwards and tax credit carryforwards of  $130,702,000 and  $123,261,000 at December 31, 2010 and 2009, respectively. These carryforwards have various expiration dates. At December 31, 2010 and 2009, respectively, the deferred tax assets associated with these carryforwards were  $10,044,000 and  $8,816,000, for which valuation allowances of  $7,119,000 and  $5,050,000, respectively, were recorded.
The Corporation provides deferred taxes, as required, on the undistributed net earnings of all non-U.S. subsidiaries for which the indefinite reversal criterion has not been met. The Corporation had a deferred tax liability of  $52,000 and  $100,000 at December 31, 2010 and 2009, respectively, related to its wholly-owned Bahamas subsidiary. The Corporation expects to reinvest permanently the earnings from its wholly-owned Canadian subsidiary and accordingly, has not provided deferred taxes on the subsidiary’s undistributed net earnings.
The Corporation’s unrecognized tax benefits are recorded in other current and other noncurrent liabilities, as appropriate, on the consolidated balance sheets. The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31
(add 000)	2010	2009	2008

Unrecognized tax benefits at beginning of year	$16,722	$15,482	$31,421
Gross increases – tax positions in prior years	19,619	2,072	21,661
Gross decreases – tax positions in prior years	(3,258)	(1,694)	(39,317)
Gross increases – tax positions in current year	6,462	6,312	9,165
Gross decreases – tax positions in current year	(5,135)	(5,393)	(5,693)
Settlements with taxing authorities	(12,573)	(57)	(1,755)
Lapse of statute of limitations	(10,826)	—	—

Unrecognized tax benefits at end of year	$11,011	$16,722	$15,482

At December 31, 2010 and 2009, unrecognized tax benefits of  $4,892,000 and  $9,709,000, respectively, net of federal tax benefits and related to interest accruals and permanent income tax differences, would have favorably affected the Corporation’s effective income tax rate if recognized.
The Corporation’s open tax years that are subject to federal examination are 2007 through 2010. The Corporation does not anticipate that its unrecognized tax benefits will significantly change during the twelve months ending December 31, 2011.
Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. Management believes its accrual for unrecognized tax benefits is sufficient to cover any uncertain tax positions reviewed during any audit by taxing authorities. For the year ended December 31, 2010,  $5,571,000, or  $0.12 per diluted share, was reversed into income upon the effective settlement of issues related to the 2004 and 2005 tax years, the effective settlement of the Internal Revenue Service audit for the 2007 tax year and the expiration of the statute of limitations for federal examination of the 2006 tax year. For the year ended December 31, 2008,  $3,368,000, or  $0.08 per diluted share, was reversed into income upon the effective settlement of agreed upon issues from the Internal Revenue Service examination that covered the 2004 and 2005 tax years.
The American Jobs Creation Act of 2004 (the “Act”) created a new tax deduction related to income from domestic (i.e., United States) production activities. This provision, when fully phased in, permits a deduction equal to 9 percent of a company’s Qualified Production Activities Income (“QPAI”) or its taxable income, whichever is lower. The deduction is further limited to the lower of 50% of the W-2 wages attributable to domestic production activities paid by the Corporation during the year. QPAI includes, among other things, income from domestic manufacture, production, growth or extraction of tangible personal property. The deduction was equal to 6 percent for 2008 and 2009 and reached the full 9 percent deduction in 2010. The production deduction benefit of the legislation reduced income tax expense and increased net earnings by  $1,696,000, or  $0.04 per diluted share, in 2010,  $611,000, or  $0.01 per diluted share, in 2009 and  $2,766,000, or  $0.07 per diluted share, in 2008.

Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2010
Retirement Plans, Postretirement and Postemployment Benefits [Abstract]
Retirement Plans, Postretirement and Postemployment Benefits
Note J: Retirement Plans, Postretirement and Postemployment Benefits
The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses, Medicare Part B reimbursement and retiree life insurance. The Corporation also provides certain benefits, such as workers’ compensation and disability benefits, to former or inactive employees after employment but before retirement.
The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.
Defined Benefit Retirement Plans. The assets of the Corporation’s retirement plans are held in the Corporation’s Master Retirement Trust and are invested in listed stocks, bonds and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.
The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefits payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.
The net periodic retirement benefit cost of defined benefit plans included the following components:

years ended December 31
(add 000)	2010	2009	2008

Components of net periodic benefit cost:
Service cost	$11,056	$11,169	$11,482
Interest cost	22,588	22,282	21,623
Expected return on assets	(21,041)	(16,271)	(22,530)
Amortization of:
Prior service cost	583	655	686
Actuarial loss	9,986	14,379	4,287
Transition asset	(1)	(1)	(1)
Settlement charge	3,455	—	2,850

Net periodic benefit cost	$26,626	$32,213	$18,397

The Corporation recognized the following amounts in comprehensive earnings:

years ended December 31
(add 000)	2010	2009	2008

Actuarial (gain) loss	$(10,915)	$(29,864)	$104,151
Amortization of:
Prior service cost	(583)	(655)	(744)
Actuarial loss	(9,986)	(14,379)	(4,643)
Transition asset	1	1	1
Settlement charge	(3,455)	—	(2,850)

Total	$(24,938)	$(44,897)	$95,915

Accumulated other comprehensive loss included the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2010		2009
(add 000)	Gross	Net of tax	Gross	Net of tax

Prior service cost	$3,089	$1,868	$3,674	$2,222
Actuarial loss	98,359	59,458	122,715	74,182
Transition asset	(11)	(7)	(14)	(8)

Total	$101,437	$61,319	$126,375	$76,396

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2011 are  $7,465,000 (net of a deferred tax asset of  $2,952,000),  $534,000 (net of a deferred tax asset of  $211,000) and  $1,000, respectively, and are included in accumulated other comprehensive loss at December 31, 2010.
The defined benefit plans’ change in projected benefit obligation, change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31
(add 000)	2010	2009

Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$392,737	$370,930
Service cost	11,056	11,169
Interest cost	22,588	22,282
Actuarial loss	2,017	2,031
Gross benefits paid	(29,760)	(13,675)

Net projected benefit obligation at end of year	$398,638	$392,737

years ended December 31
(add 000)	2010	2009

Change in plan assets:
Fair value of plan assets at beginning of year	$266,846	$207,789
Actual return on plan assets, net	33,973	48,169
Employer contributions	40,629	24,563
Gross benefits paid	(29,760)	(13,675)

Fair value of plan assets at end of year	$311,688	$266,846

December 31
(add 000)	2010	2009

Funded status of the plan at end of year	$(86,950)	$(125,891)

Accrued benefit cost	$(86,950)	$(125,891)

December 31
(add 000)	2010	2009

Amounts recognized on consolidated balance sheets consist of:
Current liability	$(1,934)	$(15,623)
Noncurrent liability	(85,016)	(110,268)

Net amount recognized at end of year	$(86,950)	$(125,891)

The accumulated benefit obligation for all defined benefit pension plans was  $366,701,000 and  $357,565,000 at December 31, 2010 and 2009, respectively.
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were  $397,985,000,  $366,234,000 and  $311,061,000, respectively, at December 31, 2010 and  $392,147,000,  $357,159,000 and  $266,265,000, respectively, at December 31, 2009.
Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2010	2009

Discount rate	5.84%	5.90%
Rate of increase in future compensation levels	5.00%	5.00%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2010	2009	2008

Discount rate	5.90%	6.11%	6.09%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	8.00%
The Corporation’s expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.
At December 31, 2010 and 2009, the Corporation used the RP 2000 Mortality Table to estimate the remaining lives of participants in the pension plans.
The target allocation for 2010 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2010	December 31
	Target
Asset Class	Allocation	2010	2009

Equity securities	53%	54%	57%
Debt securities	42%	41%	43%
Hedge funds	5%	4%	—
Cash	—	1%	—

Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 75% of the equity securities to be invested in mid-sized to large capitalization funds with the remaining to be invested in small capitalization, emerging markets and international funds. Debt securities, or fixed income investments, are invested in funds with the objective of exceeding the return of the Barclays Capital Aggregate Bond Index. The Corporation expects to allocate an additional 5% of its fixed income investment portfolio to alternative investments in 2011.
The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
December 31	(Level 1)	(Level 2)	(Level 3)	Value
(add 000)		2010

Equity securities:
Mid-sized to large cap	$—	$121,596	$—	$121,596
International and emerging growth funds	—	47,285	—	47,285
Debt securities:
Core fixed income	—	113,355	—	113,355
High-yield bonds	—	15,322	—	15,322
Hedge funds	—	—	13,453	13,453
Cash	677	—	—	677

Total	$677	$297,558	$13,453	$311,688

		2009

Equity securities:
Mid-sized to large cap	$—	$108,099	$—	$108,099
International and emerging growth funds	—	45,165	—	45,165
Debt securities:
Core fixed income	—	100,167	—	100,167
High-yield bonds	—	13,201	—	13,201
Cash	214	—	—	214

Total	$214	$266,632	$—	$266,846

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31
(add 000)	2010

Balance at January 1	$—
Purchases	13,000
Unrealized gain	453

Balance at December 31	$13,453

In 2010 and 2009, the Corporation made pension contributions and SERP payments of  $40,629,000 and  $24,563,000, respectively. The Corporation currently estimates that it will contribute  $34,500,000 to its pension and SERP plans in 2011.
The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)

2011	$18,180
2012	$19,576
2013	$21,085
2014	$22,634
2015	$24,366
Years 2016 - 2020	$143,943
Postretirement Benefits. The net periodic postretirement benefit cost of postretirement plans included the following components:

years ended December 31
(add 000)	2010	2009	2008

Components of net periodic benefit cost:
Service cost	$548	$558	$582
Interest cost	2,754	2,919	2,773
Amortization of:
Prior service credit	(1,740)	(1,489)	(1,490)
Actuarial loss (gain)	13	—	(70)

Total net periodic benefit cost	$1,575	$1,988	$1,795

The Corporation recognized the following amounts in comprehensive earnings:

years ended December 31
(add 000)	2010	2009	2008

Actuarial (gain) loss	$(4,133)	$4,699	$(435)
Prior service credit	(1,722)	—	—
Amortization of:
Prior service credit	1,740	1,489	1,614
Actuarial (loss) gain	(13)	—	75

Total	$(4,128)	$6,188	$1,254

Accumulated other comprehensive loss included the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2010		2009
(add 000)	Gross	Net of tax	Gross	Net of tax

Prior service credit	$(8,196)	$(4,954)	$(8,214)	$(4,964)
Actuarial loss	589	356	4,735	2,863

Total	$(7,607)	$(4,598)	$(3,479)	$(2,101)

The actuarial gain expected to be recognized in net periodic benefit cost during 2011 is  $1,740,000 (net of a deferred tax liability of  $688,000) and is included in accumulated other comprehensive loss at December 31, 2010.
The postretirement health care plans’ change in benefit obligation, change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31
(add 000)	2010	2009

Change in benefit obligation:
Net benefit obligation at beginning of year	$51,906	$47,074
Service cost	548	558
Interest cost	2,754	2,919
Participants’ contributions	1,919	1,508
Actuarial (gain) loss	(4,133)	4,699
Plan amendments	(1,722)	—
Gross benefits paid	(6,523)	(5,302)
Federal subsidy on benefits paid	461	450

Net benefit obligation at end of year	$45,210	$51,906

years ended December 31
(add 000)	2010	2009

Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	4,143	3,344
Participants’ contributions	1,919	1,508
Gross benefits paid	(6,523)	(5,302)
Federal subsidy on benefits paid	461	450

Fair value of plan assets at end of year	$—	$—

years ended December 31
(add 000)	2010	2009

Funded status of the plan at end of year	$(45,210)	$(51,906)

Accrued benefit cost	$(45,210)	$(51,906)

December 31
(add 000)	2010	2009

Amounts recognized on consolidated balance sheets consist of:
Current liability	$(4,100)	$(3,200)
Noncurrent liability	(41,110)	(48,706)

Net amount recognized at end of year	$(45,210)	$(51,906)

In accordance with the Medicare Prescription Drug, Improvement and Modernization Act of 2003, the Corporation receives a subsidy from the federal government as the Corporation sponsors prescription drug benefits to retirees that are “actuarially equivalent” to the Medicare benefit. The Corporation’s postretirement health care plans’ benefit obligation reflects the effect of the federal subsidy.
Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2010	2009

Discount rate	5.57%	5.60%
Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2010	2009	2008

Discount rate	5.60%	6.03%	5.96%
At December 31, 2010 and 2009, the Corporation used the RP 2000 Mortality Table to estimate the remaining lives of participants in the postretirement plans.
Assumed health care cost trend rates at December 31 are:

	2010	2009

Health care cost trend rate assumed for next year	8.0%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2017	2016
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)

Total service and interest cost components	$87	$(75)
Postretirement benefit obligation	$1,650	$(1,427)
The Corporation’s estimate of its contributions to its postretirement health care plans in 2011 is  $4,100,000.
The expected gross benefit payments and expected federal subsidy to be received for each of the next five years and the five-year period thereafter are as follows:

	Gross Benefit	Expected
(add 000)	Payments	Federal Subsidy

2011	$4,100	$586
2012	$4,383	$657
2013	$4,645	$738
2014	$4,857	$820
2015	$4,984	$912
Years 2016 - 2020	$24,577	$6,278
Defined Contribution Plans. The Corporation maintains two defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were  $5,074,000 in 2010,  $5,012,000 in 2009 and  $5,553,000 in 2008.
Postemployment Benefits. The Corporation has accrued postemployment benefits of  $1,545,000 and  $1,380,000 at December 31, 2010 and 2009, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note K: Stock-Based Compensation
The shareholders approved, on May 23, 2006, the Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the “Plans”). The Corporation has been authorized by the Board of Directors to repurchase shares of the Corporation’s common stock for issuance under the Plans.
Under the Plans, the Corporation grants options to employees to purchase its common stock at a price equal to the closing market value at the date of grant. The Corporation granted 50,058 employee stock options during 2010. Options granted in years subsequent to 2004 become exercisable in four annual installments beginning one year after date of grant and expire eight years from such date. Options granted prior to January 1, 2005 become exercisable in three equal annual installments beginning one year after date of grant and expire ten years from such date.
Prior to 2009, nonemployee directors received 3,000 non-qualified stock options annually. These options have an exercise price equal to the market value at the date of grant, vest immediately and expire ten years from the grant date.
The following table includes summary information for stock options as of December 31, 2010:

		Weighted-	Weighted-Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Life (years)

Outstanding at January 1, 2010	1,178,622	$84.99
Granted	50,058	$95.27
Exercised	(83,842)	$43.36
Terminated	(1,553)	$88.34

Outstanding at December 31, 2010	1,143,285	$88.49	4.4

Exercisable at December 31, 2010	846,633	$83.20	3.9

The weighted-average grant-date exercise price of options granted during 2010, 2009 and 2008 was  $95.27,  $79.79 and  $117.77, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2010, 2009 and 2008 were  $3,978,000,  $889,000 and  $5,524,000, respectively, and were based on the closing prices of the Corporation’s common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2010 were  $4,289,000 and  $7,653,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2010, which was  $92.24.
Additionally, an incentive stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Corporation’s common stock at a 20% discount to the market value on the date of the incentive compensation award. Certain executive officers are required to participate in the incentive stock plan at certain minimum levels. Participants earn the right to receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62. All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period, with the exception of dividend equivalents that are paid on the units during the vesting period.
The Corporation grants restricted stock awards under the Plans to a group of executive officers and key personnel and, beginning in 2009, nonemployee directors. Certain restricted stock awards are based on specific common stock performance criteria over a specified period of time. In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee. Awards granted to nonemployee directors vest immediately.
The following table summarizes information for incentive stock awards and restricted stock awards as of December 31, 2010:

	Incentive Stock		Restricted Stock
		Weighted-		Weighted-
		Average		Average
	Number of	Grant-Date	Number of	Grant-Date
	Awards	Fair Value	Awards	Fair Value

January 1, 2010	39,271	$99.89	451,272	$104.07
Awarded	12,757	$79.78	54,679	$91.33
Distributed	(23,319)	$114.28	(112,583)	$86.41
Forfeited	(17)	$123.28	(3,148)	$118.07

December 31, 2010	28,692	$79.24	390,220	$107.27

The weighted-average grant-date fair value of incentive compensation awards granted during 2010, 2009 and 2008 was  $79.78,  $81.75 and  $123.28, respectively. The weighted-average grant-date fair value of restricted stock awards granted during 2010, 2009 and 2008 was  $91.33,  $80.29 and  $118.82, respectively.
The aggregate intrinsic values for incentive compensation awards and restricted stock awards at December 31, 2010 were  $828,000 and  $35,994,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2010, which was  $92.24. The aggregate intrinsic values of incentive compensation awards distributed during the years ended December 31, 2010, 2009 and 2008 were  $0,  $0 and  $147,000, respectively. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2010, 2009 and 2008 were  $10,031,000,  $14,888,000 and  $7,138,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Corporation’s common stock on the dates of distribution.
At December 31, 2010, there are approximately 627,000 awards available for grant under the Plans.
In 1996, the Corporation adopted the Shareholder Value Achievement Plan to award shares of the Corporation’s common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2010, 42,025 shares have been issued under this plan. No awards have been granted under this plan after 2000.
Also, the Corporation adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee directors the election to receive all or a portion of their total fees in the form of the Corporation’s common stock. Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. Currently, directors are required to defer at least 50% of their retainer in the form of the Corporation’s common stock at a 20% discount to market value. Directors elected to defer portions of their fees representing 17,804, 18,072 and 5,790 shares of the Corporation’s common stock under this plan during 2010, 2009 and 2008, respectively.
The following table summarizes stock-based compensation expense for the years ended December 31, 2010, 2009 and 2008, unrecognized compensation cost for nonvested awards at December 31, 2010 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

		Incentive
		Restricted
(add 000,	Stock	Stock	Compensation	Directors’
except year data)	Options	Awards	Awards	Awards	Total

Stock-based compensation expense recognized for years ended December 31:
2010	$3,406	$10,368	$261	$640	$14,675
2009	$5,828	$13,722	$406	$596	$20,552
2008	$7,830	$12,982	$439	$614	$21,865

Unrecognized compensation cost at December 31, 2010:
	$2,760	$10,098	$208	$269	$13,335

Weighted-average period over which unrecognized compensation cost to be recognized:
	1.7 years	2.0 years	1.5 years	—
For the years ended December 31, 2010, 2009 and 2008, the Corporation recognized a tax benefit related to stock-based compensation expense of  $5,804,000,  $8,128,000 and  $8,648,000, respectively.
The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2010:

(add 000)

2011	$8,013
2012	3,720
2013	1,308
2014	294

Total	$13,335

Stock-based compensation expense is included in selling, general and administrative expenses in the Corporation’s consolidated statements of earnings.

Leases	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases
Note L: Leases
Total lease expense for operating leases was  $47,830,000,  $51,738,000 and  $65,097,000 for the years ended December 31, 2010, 2009 and 2008, respectively. The Corporation’s operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were  $37,474,000,  $34,563,000 and  $42,065,000 for the years ended December 31, 2010, 2009 and 2008, respectively.
Future minimum lease and mineral and other royalty commitments for all noncancelable agreements as of December 31, 2010 are as follows:

(add 000)

2011	$79,378
2012	57,920
2013	52,702
2014	44,698
2015	40,857
Thereafter	117,100

Total	$392,655

Of the total future minimum commitments,  $154,076,000 relates to the Corporation’s contracts of affreightment.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity [Abstract]
Shareholders' Equity
Note M: Shareholders’ Equity
The authorized capital structure of the Corporation includes 100,000,000 shares of common stock, with a par value of  $0.01 a share. At December 31, 2010, approximately 2,560,000 common shares were reserved for issuance under stock-based plans. At December 31, 2010 and 2009, there were 775 and 843, respectively, shareholders of record.
Pursuant to authority granted by its Board of Directors, the Corporation can repurchase common stock through open purchases. The Corporation did not repurchase any shares of common stock during the years ended December 31, 2010, 2009 or 2008. However,  $24,017,000 in cash was used during January 2008 to settle common stock repurchases made as of December 31, 2007. At December 31, 2010, 5,041,900 shares of common stock were remaining under the Corporation’s repurchase authorization.
On March 5, 2009, the Corporation entered into a distribution agreement with J.P. Morgan Securities Inc. (“J.P. Morgan”). Under the distribution agreement, the Corporation could offer and sell up to 5,000,000 shares of its common stock having an aggregate offering price of up to  $300,000,000 from time to time through J.P. Morgan, as distribution agent. The Corporation sold 3,051,365 shares of its common stock at an average price of  $77.90 per share, resulting in gross proceeds to the Corporation of  $237,701,000. The aggregate net proceeds from such sales were  $232,543,000 after deducting related expenses, including  $4,800,000 in gross sales commissions paid to J.P. Morgan. The Corporation terminated the distribution agreement with J.P. Morgan on November 16, 2009.
On November 18, 2009, the Corporation entered into a distribution agreement with Wells Fargo Securities Inc. (“Wells Fargo Securities”). Under the distribution agreement, the Corporation could offer and sell up to 1,948,635 shares of its common stock having an aggregate offering price of up to  $62,298,000 from time to time through Wells Fargo Securities, as distribution agent. The Corporation sold 726,200 shares of its common stock at an average price of  $85.78 per share, resulting in gross proceeds to the Corporation of  $62,297,000. The aggregate net proceeds from such sales were  $60,899,000 after deducting related expenses, including  $1,246,000 in gross sales commissions paid to Wells Fargo Securities. The distribution agreement expired by its own terms on December 31, 2009.
In addition to common stock, the Corporation’s capital structure includes 10,000,000 shares of preferred stock with a par value of  $0.01 a share. 100,000 shares of Class A Preferred Stock were reserved for issuance under the Corporation’s 1996 Rights Agreement that expired by its own terms on October 21, 2006. Upon its expiration, the Board of Directors adopted a new Rights Agreement (the “Rights Agreement”) and reserved 200,000 shares of Junior Participating Class B Preferred Stock for issuance. In accordance with the Rights Agreement, the Corporation issued a dividend of one right for each share of the Corporation’s common stock outstanding as of October 21, 2006, and one right continues to attach to each share of common stock issued thereafter. The rights will become exercisable if any person or group acquires beneficial ownership of 15 percent or more of the Corporation’s common stock. Once exercisable and upon a person or group acquiring 15 percent or more of the Corporation’s common stock, each right (other than rights owned by such person or group) entitles its holder to purchase, for an exercise price of  $315 per share, a number of shares of the Corporation’s common stock (or in certain circumstances, cash, property or other securities of the Corporation) having a market value of twice the exercise price, and under certain conditions, common stock of an acquiring company having a market value of twice the exercise price. If any person or group acquires beneficial ownership of 15 percent or more of the Corporation’s common stock, the Corporation may, at its option, exchange the outstanding rights (other than rights owned by such acquiring person or group) for shares of the Corporation’s common stock or Corporation equity securities deemed to have the same value as one share of common stock or a combination thereof, at an exchange ratio of one share of common stock per right. The rights are subject to adjustment if certain events occur, and they will initially expire on October 21, 2016, if not terminated sooner. The Corporation’s Rights Agreement provides that the Corporation’s Board of Directors may, at its option, redeem all of the outstanding rights at a redemption price of  $0.001 per right.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note N: Commitments and Contingencies
Legal and Administrative Proceedings. The Corporation is engaged in certain legal and administrative proceedings incidental to its normal business activities. In the opinion of management and counsel, it is unlikely that the outcome of any litigation and other proceedings, including those pertaining to environmental matters (see Note A), relating to the Corporation and its subsidiaries, will have a material adverse effect on the results of the Corporation’s operations, its cash flows or its financial position.
During the year ended December 31, 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately  $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the legal reserve established as of December 31, 2009, thereby increasing 2010 net earnings by  $2,751,000, or  $0.06 per diluted share (see Note O).
Asset Retirement Obligations. The Corporation incurs reclamation costs as part of its aggregates mining process. The estimated future reclamation obligations have been discounted to their present value and are being accreted to their projected future obligations via charges to operating expenses. Additionally, the fixed assets recorded concurrently with the liabilities are being depreciated over the period until reclamation activities are expected to occur. Total accretion and depreciation expenses for 2010, 2009 and 2008 were  $3,689,000,  $4,019,000 and  $4,520,000, respectively, and are included in other operating income and expenses, net, in the consolidated statements of earnings.
Projected estimated reclamation obligations should include a market risk premium which represents the amount an external party would charge for bearing the uncertainty of guaranteeing a fixed price today for performance in the future. However, due to the average remaining quarry life exceeding 60 years at normalized production rates and the nature of quarry reclamation work, the Corporation believes that it is impractical for external parties to agree to a fixed price today. Therefore, a market risk premium has not been included in the estimated reclamation obligation.
The following shows the changes in the asset retirement obligations:

years ended December 31
(add 000)	2010	2009

Balance at January 1	$38,779	$39,440
Accretion expense	2,464	2,349
Liabilities incurred	495	1,249
Liabilities settled	(392)	(1,272)
Revisions in estimated cash flows	(267)	(2,987)

Balance at December 31	$41,079	$38,779

Other Environmental Matters. The Corporation’s operations are subject to and affected by federal, state and local laws and regulations relating to the environment, health and safety and other regulatory matters. Certain of the Corporation’s operations may, from time to time, involve the use of substances that are classified as toxic or hazardous within the meaning of these laws and regulations. Environmental operating permits are, or may be, required for certain of the Corporation’s operations, and such permits are subject to modification, renewal and revocation. The Corporation regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental remediation liability is inherent in the operation of the Corporation’s businesses, as it is with other companies engaged in similar businesses. The Corporation has no material provisions for environmental remediation liabilities and does not believe such liabilities will have a material adverse effect on the Corporation in the future.
Insurance Reserves. The Corporation has insurance coverage for workers’ compensation, automobile liability, marine liability and general liability claims with deductibles ranging from  $250,000 to  $3,000,000. The Corporation is also selfinsured for health claims. At December 31, 2010 and 2009, reserves of  $24,666,000 and  $23,725,000, respectively, were recorded for all such insurance claims. During 2010, the Corporation increased its accrual for casualty claims by  $1,500,000 based on changes in the estimated ultimate cost of claims for prior policy years. This change in estimate decreased 2010 net earnings by  $907,000, or  $0.02 per diluted share. During 2009, the Corporation decreased its accrual for casualty claims by  $2,167,000 based on changes in the estimated ultimate cost of claims for prior policy years. This change in estimate increased 2009 net earnings by  $1,310,000, or  $0.03 per diluted share.
Letters of Credit. In the normal course of business, the Corporation provides certain third parties with standby letter of credit agreements guaranteeing its payment for certain insurance claims, utilities and property improvements. At December 31, 2010, the Corporation was contingently liable for  $10,863,000 in letters of credit, of which  $1,963,000 were issued under the Corporation’s Credit Agreement. Certain of these underlying obligations are accrued on the Corporation’s balance sheet.
Surety Bonds. In the normal course of business, at December 31, 2010, the Corporation was contingently liable for  $118,459,000 in surety bonds required by certain states and municipalities and their related agencies. The bonds are principally for certain insurance claims, construction contracts, reclamation obligations and mining permits guaranteeing the Corporation’s own performance. Certain of these underlying obligations, including those for asset retirement requirements and insurance claims, are accrued on the Corporation’s balance sheet. Three of these bonds total  $45,682,000, or 39% of all outstanding surety bonds. The Corporation has indemnified the underwriting insurance company, Safeco Corporation, a subsidiary of Liberty Mutual Group, against any exposure under the surety bonds. In the Corporation’s past experience, no material claims have been made against these financial instruments.
Guarantee of Affiliate. On July 14, 2010, the Corporation entered into a reimbursement and indemnification agreement with Fifth Third Bank (“Fifth Third”), pursuant to which Fifth Third issued a letter of credit for the repayment of amounts borrowed by an affiliate under a  $20,000,000 two-year revolving line of credit provided by Fifth Third and the Corporation agreed to reimburse Fifth Third for any amounts funded under the letter of credit. Additionally, on July 13, 2010, the Corporation provided Bank of America, N.A. with a guarantee of  $12,400,000 of payment obligations of the Corporation’s affiliate under certain equipment lease agreements. The affiliate has agreed to reimburse and indemnify the Corporation for any payments and expenses the Corporation may incur from either the reimbursement and indemnification agreement or the guarantee agreement. The Corporation holds a subordinate lien of the affiliate’s assets as collateral for potential payments under the reimbursement and indemnification agreement. As of December 31, 2010, no payments have been made under the gaurantee arrangements.
Purchase Commitments. The Corporation had purchase commitments for property, plant and equipment of  $24,434,000 as of December 31, 2010. The Corporation also had other purchase obligations related to energy and service contracts of  $17,821,000 as of December 31, 2010.
The Corporation’s contractual purchase commitments as of December 31, 2010 are as follows:

(add 000)

2011	$41,492
2012	763

Total	$42,255

Employees. The Corporation had approximately 4,500 employees at December 31, 2010. Approximately 14% of the Corporation’s employees are represented by a labor union. All such employees are hourly employees. One of the Corporation’s labor union contracts expires in August 2011.

Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments [Abstract]
Business Segments
Note O: Business Segments
The Corporation currently conducts its aggregates operations through three reportable business segments: Mideast Group, Southeast Group and West Group. The Corporation also has a Specialty Products segment that produces magnesia-based chemicals products and dolomitic lime. These segments are consistent with the Corporation’s current management reporting structure. The accounting policies used for segment reporting are the same as those described in Note A.
The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Earnings from operations are net sales less cost of sales, selling, general and administrative expenses, and research and development expenses; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and income taxes. Corporate earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, unallocated corporate expenses and other nonrecurring and/or non-operational adjustments excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.
Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment.
The following tables display selected financial data for the Corporation’s reportable business segments:

Selected Financial Data by Business Segment years ended December 31 (add 000)
Total revenues	2010	2009	2008

Mideast Group	$485,423	$467,012	$618,562
Southeast Group	413,054	424,105	548,867
West Group	691,200	651,575	762,159

Total Aggregates Business	1,589,677	1,542,692	1,929,588
Specialty Products	193,180	159,911	186,833

Total	$1,782,857	$1,702,603	$2,116,421

Net sales

Mideast Group	$450,048	$438,469	$578,366
Southeast Group	329,345	350,123	447,890
West Group	595,156	564,329	666,252

Total Aggregates Business	1,374,549	1,352,921	1,692,508
Specialty Products	176,346	143,719	167,189

Total	$1,550,895	$1,496,640	$1,859,697

Gross profit

Mideast Group	$133,129	$138,978	$219,588
Southeast Group	22,584	45,635	76,842
West Group	108,847	111,166	136,413

Total Aggregates Business	264,560	295,779	432,843
Specialty Products	61,685	45,584	41,831
Corporate	(4,294)	(3,630)	(4,159)

Total	$321,951	$337,733	$470,515

Selling, general and administrative expenses

Mideast Group	$41,710	$44,200	$45,109
Southeast Group	25,720	26,915	26,069
West Group	42,862	41,983	44,479

Total Aggregates Business	110,292	113,098	115,657
Specialty Products	11,046	9,446	9,989
Corporate	11,892	16,856	25,702

Total	$133,230	$139,400	$151,348

Earnings (Loss) from operations

Mideast Group	$93,899	$95,083	$187,165
Southeast Group	(3,164)	20,498	48,086
West Group	75,827	61,440	95,799

Total Aggregates Business	166,562	177,021	331,050
Specialty Products	50,578	35,734	28,136
Corporate	(20,786)	(25,178)	(35,800)

Total	$196,354	$187,577	$323,386

years ended December 31
(add 000)

Assets employed	2010	2009	2008

Mideast Group	$800,888	$803,438	$831,139
Southeast Group	802,139	783,343	801,776
West Group	1,098,367	1,081,565	1,060,206

Total Aggregates Business	2,701,394	2,668,346	2,693,121
Specialty Products	102,103	102,405	103,949
Corporate	271,246	468,532	235,432

Total	$3,074,743	$3,239,283	$3,032,502

Depreciation, depletion and amortization

Mideast Group	$54,943	$56,138	$55,173
Southeast Group	52,203	48,954	41,196
West Group	56,705	55,176	52,913

Total Aggregates Business	163,851	160,268	149,282
Specialty Products	8,385	7,518	8,052
Corporate	9,301	11,605	13,795

Total	$181,537	$179,391	$171,129

Total property additions

Mideast Group	$50,869	$39,761	$107,217
Southeast Group	54,138	37,355	262,104
West Group	58,819	92,156	63,750

Total Aggregates Business	163,826	169,272	433,071
Specialty Products	6,431	10,766	11,814
Corporate	1,823	5,450	8,642

Total	$172,080	$185,488	$453,527

Property additions through acquisitions

Mideast Group	$12,912	$—	$12,021
Southeast Group	20,902	—	169,630
West Group	—	46,133	—

Total Aggregates Business	33,814	46,133	181,651
Specialty Products	—	—	2,000
Corporate	—	—	—

Total	$33,814	$46,133	$183,651

Property additions for the Mideast Group in 2010, 2009 and 2008 also include  $1,900,000,  $125,000 and  $11,630,000, respectively, of land acquired through non-cash transactions. Property additions for the Southeast Group in 2010 include  $450,000 of land acquired through noncash transactions.
The asphalt, ready mixed concrete, road paving and other product lines are considered internal customers of the core aggregates business. Product lines for the Specialty Products segment consist of magnesia-based chemicals, dolomitic lime and other. Total revenues and net sales by product line are as follows:

years ended December 31 (add 000)
Total revenues	2010	2009	2008

Aggregates	$1,480,485	$1,426,362	$1,808,726
Asphalt	51,662	59,861	54,036
Ready Mixed Concrete	25,067	26,311	36,981
Road Paving	17,775	13,483	14,184
Other	14,688	16,675	15,661

Total Aggregates Business	1,589,677	1,542,692	1,929,588

Magnesia-Based Chemicals	132,890	109,685	131,464
Dolomitic Lime	60,137	48,571	51,406
Other	153	1,655	3,963

Specialty Products	193,180	159,911	186,833

Total	$1,782,857	$1,702,603	$2,116,421

years ended December 31 (add 000)
Net sales	2010	2009	2008

Aggregates	$1,289,083	$1,262,894	$1,594,512
Asphalt	38,524	45,164	46,340
Ready Mixed Concrete	25,031	26,265	36,937
Road Paving	17,775	13,483	14,184
Other	4,136	5,115	535

Total Aggregates Business	1,374,549	1,352,921	1,692,508

Magnesia-Based Chemicals	120,475	98,643	116,128
Dolomitic Lime	55,719	43,421	47,098
Other	152	1,655	3,963

Specialty Products	176,346	143,719	167,189

Total	$1,550,895	$1,496,640	$1,859,697

Domestic and foreign total revenues are as follows:

years ended December 31
(add 000)	2010	2009	2008

Domestic	$1,748,766	$1,666,606	$2,067,331
Foreign	34,091	35,997	49,090

Total	$1,782,857	$1,702,603	$2,116,421

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Note P: Supplemental Cash Flow Information
The components of the change in other assets and liabilities, net, are as follows:

years ended December 31
(add 000)	2010	2009	2008

Other current and noncurrent assets	$3,245	$(8,194)	$(2,963)
Accrued salaries, benefits and payroll taxes	(1,415)	(9,137)	(3,292)
Accrued insurance and other taxes	(739)	855	(1,704)
Accrued income taxes	10,890	2,414	14,341
Accrued pension, postretirement and postemployment benefits	(22,257)	6,339	306
Other current and noncurrent liabilities	(4,264)	3,207	(10,685)

Change in other assets and liabilities	$(14,540)	$(4,516)	$(3,997)

Noncash investing and financing activities are as follows:

years ended December 31
(add 000)	2010	2009	2008

Noncash investing and financing activities:
Acquisition of land through property exchange	$1,900	$—	$—
Issuance of notes payable for acquisition of land	$450	$125	$11,500
Note receivable issued in connection with divestiture and sale of assets	$—	$1,675	$300
Acquisition of land through settlement of notes receivable	$—	$—	$130

Other Operating Income and Expenses, Net	12 Months Ended
Dec. 31, 2010
Other Operating Income and Expenses, Net [Abstract]
Other Operating Income and Expenses, Net
Note Q: Other Operating Income and Expenses, Net
In January 2010, the Missouri Supreme Court declined to accept the appeal on a matter pending between the Corporation and the City of Greenwood, Missouri. The Corporation recorded an  $11,900,000 legal reserve for the West Group as of December 31, 2009. This noncash charge, which was included in other operating income and expenses, net, in the consolidated statement of earnings for the year ended December 31, 2009, decreased net earnings for 2009 by  $8,000,000, or  $0.18 per diluted share.
In June 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately  $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the legal reserve established as of December 31, 2009, thereby increasing net earnings for 2010 by  $2,751,000, or  $0.06 per diluted share.
During the fourth quarter of 2008, the Corporation terminated certain employees as part of a reduction in workforce designed to control its cost structure. Based on the terms of the severance arrangements, the Corporation accrued  $5,400,000 of severance and other termination benefits at the communication date, which was included in other operating income and expenses, net, in the consolidated statement of earnings for the year ended December 31, 2008. During the years ended December 31, 2010 and 2009, the Corporation paid  $849,000 and  $3,243,000, respectively, in accordance with the terms of the severance agreements. No further payments are required under the terms of the severance agreements subsequent to December 31, 2010.
During 2008, the Corporation wrote off  $1,678,000 of machinery and equipment and  $1,632,000 of prepaid royalties related to its structural composites product line of the Specialty Products segment as the assets had no future use to the Corporation. The total write off, which was included in other operating income and expenses, net, in the consolidated statement of earnings for the year ended December 31, 2008, decreased net earnings for 2008 by  $2,001,000, or  $0.05 per diluted share.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B		Col C		Col D		Col E
			Additions
			(1)	(2)
	Balance at		Charged to	Charged to other			Balance at
	beginning		costs and	accounts	Deductions		end of
Description	of period		expenses	describe	describe		period
			(Amounts in Thousands)
Year ended December 31, 2010
Allowance for doubtful accounts	$4,622		$—	$—	$1,044	(a)	$3,578
Allowance for uncollectible notes receivable	151		28	—	—		179
Inventory valuation allowance	82,674		4,370	—			87,044
Accumulated amortization of intangible assets	13,155		1,453	—	285	(b)	14,323
Year ended December 31, 2009
Allowance for doubtful accounts	$4,696		$—	$—	$74	(a)	$4,622
Allowance for uncollectible notes receivable	—		151	—	—		151
Inventory valuation allowance	80,854	(c)	1,820		—		82,674	(c)
Accumulated amortization of intangible assets	12,644		1,711	—	1,200	(b)	13,155
Year ended December 31, 2008
Allowance for doubtful accounts	$3,661		$1,035	$—	$—		$4,696
Allowance for uncollectible notes receivable	—		—	—	—		—
Inventory valuation allowance	78,264	(c)	2,590	—	—		80,854	(c)
Accumulated amortization of intangible assets	18,816		1,886	—	8,058	(b)	12,644

(a)	To adjust allowance for change in estimates.

(b)	Write off of fully amortized intangible assets.

(c)	Reflects the gross up of certain finished products and the related inventory allowances.